OPERATING LEASES AS LESSOR (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Operating Leases Future Minimum Payments Receivable [Line Items]
Total minimum lease payments to be received in the next five years	$ 17,760
Beijing Hollysys [Member]
Operating Leases Future Minimum Payments Receivable [Line Items]
2020	3,123
2021	3,217
2022	3,314
2023	3,413
2024	2,059
Total minimum lease payments to be received in the next five years	$ 15,126